Related party transactions - Financing (Details) - EUR (€)	Mar. 31, 2019	Dec. 31, 2018
Balances
Accounts Payables	€ 210,384,000	€ 153,781,000
Transactions
Outstanding borrowings	7,192,978,000	6,152,034,000
Bonds
Transactions
Outstanding borrowings	3,752,592,000	3,700,446,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	80,388,000	80,228,000
Accounts Payables	€ 76,784,000	€ 32,454,000
Fresenius SE (largest shareholder) | Short-term financing
Transactions
Interest rate on borrowings (as a percent)	0.825%	0.825%
Outstanding borrowings	€ 104,400,000	€ 185,900,000
General Partner
Balances
Accounts Receivable	1,840,000	176,000
Accounts Payables	€ 5,899,000	€ 47,205,000
General Partner | Unsecured debt - originated in 2009
Transactions
Interest rate on borrowings (as a percent)	0.825%
Outstanding borrowings	€ 1,500,000
General Partner | Unsecured debt - originated in 2013
Transactions
Interest rate on borrowings (as a percent)	0.825%
Outstanding borrowings	€ 1,500,000
Subsidiary of Fresenius SE | Bonds
Transactions
Interest rate on borrowings (as a percent)	5.25%	5.25%
Outstanding borrowings	€ 5,000,000	€ 6,000,000